Schedule of Investments (unaudited)
June 30, 2025
iShares® Future Metaverse Tech and Communications ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Electronic Equipment, Instruments & Components — 3.5%
GoerTek Inc., Class A	79,600	$259,605
Sunny Optical Technology Group Co. Ltd.	100	888
		260,493
Entertainment — 28.7%
Cover Corp.(a)(b)	23,300	371,483
Electronic Arts Inc.	2,216	353,895
Kakao Games Corp.(a)	7	99
Kingnet Network Co. Ltd., Class A	48,900	131,964
Krafton Inc.(a)	896	240,566
NetEase Inc.	300	8,085
Nintendo Co. Ltd.	200	19,206
ROBLOX Corp., Class A(a)	3,501	368,305
Take-Two Interactive Software Inc.(a)	1,396	339,018
Ubisoft Entertainment SA(a)	29,376	325,673
		2,158,294
Household Durables — 6.8%
Garmin Ltd.	1,198	250,047
Sony Group Corp.	9,900	257,403
		507,450
Interactive Media & Services — 14.3%
Kuaishou Technology(a)(c)	40,800	331,197
Meta Platforms Inc., Class A	624	460,568
Snap Inc., Class A, NVS(a)(b)	165	1,434
Tencent Holdings Ltd.	4,400	283,517
		1,076,716
Semiconductors & Semiconductor Equipment — 4.1%
Advanced Micro Devices Inc.(a)	265	37,604
Intel Corp.	748	16,755
Nvidia Corp.	1,429	225,768
Qualcomm Inc.	186	29,622
		309,749
Software — 39.8%
Ansys Inc.(a)	950	333,659
Autodesk Inc.(a)	1,103	341,456
Bentley Systems Inc., Class B	6,769	365,323
Security	Shares	Value
Software (continued)
Cadence Design Systems Inc.(a)	844	$260,079
Dassault Systemes SE	8,810	319,289
Microsoft Corp.	459	228,311
PTC Inc.(a)(b)	1,907	328,652
Synopsys Inc.(a)	512	262,492
Unity Software Inc.(a)(b)	13,108	317,214
Zoom Video Communications Inc., Class A(a)	3,090	240,958
		2,997,433
Technology Hardware, Storage & Peripherals — 2.6%
Apple Inc.	962	197,374
Total Long-Term Investments — 99.8% (Cost: $5,677,802)		7,507,509
Short-Term Securities
Money Market Funds — 8.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(d)(e)(f)	609,186	609,429
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	10,000	10,000
Total Short-Term Securities — 8.2% (Cost: $619,429)		619,429
Total Investments — 108.0% (Cost: $6,297,231)		8,126,938
Liabilities in Excess of Other Assets — (8.0)%		(603,752)
Net Assets — 100.0%		$7,523,186

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,508	$607,953 (a)	$—	$(32)	$—	$609,429	609,186	$591 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	10,000 (a)	—	—	—	10,000	10,000	49	—
				$(32)	$—	$619,429		$640	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares® Future Metaverse Tech and Communications ETF

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$4,958,534	$2,548,975	$—	$7,507,509
Short-Term Securities
Money Market Funds	619,429	—	—	619,429
	$5,577,963	$2,548,975	$—	$8,126,938

Portfolio Abbreviation
NVS	Non-Voting Shares